INVESTMENT PROPERTIES - Income recorded by Bank Related to Investment Properties (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVESTMENT PROPERTIES
Income from rentals	$ 85,507	$ 79,756	$ 77,964
Direct operating expense from investment property generating rental income	(15,669)	(16,531)	(21,012)
Direct operating expense from investment property not generating rental income	$ (2,183)	$ (1,630)	$ (2,295)